MORGAN STANLEY DEAN WITTER DIVIDEND
GROWTH SECURITIES INC.                                  Two World Trade Center,
LETTER TO THE SHAREHOLDERS February 28, 2001            New York, New York 10048


DEAR SHAREHOLDER:

The 12-month period ended February 28, 2001 witnessed a reversal in the long-running dominance of growth investing over value investing. The decline of growth stocks was brought about by a confluence of events early in the fiscal year that raised concerns about a slowdown in the deployment of new technology, which in turn led to a sharp correction in the Nasdaq and new-economy stocks. First, the Department of Justice moved to split up Microsoft. Second, President Clinton spoke of controls that might be implemented on the patenting of intellectual property in the genomics area. Additionally, the Federal Reserve Board raised the federal funds rate a total of 75 basis points early in the period, prompted by evidence that the economy was overheating.

Toward the end of calendar year 2000, the economy began to show signs of decelerating, as retail sales, construction spending and employment registered weaker numbers than expected. In response to this softening, the Fed lowered the federal funds rate 100 basis points in January 2001, offsetting its earlier increases.

PERFORMANCE AND PORTFOLIO

For the 12-month period ended February 28, 2001, the Class B shares of Morgan Stanley Dean Witter Dividend Growth Securities Inc. posted a total return of
18.48 percent, outperforming the -8.19 percent return earned by the Standard & Poor's 500 Index (S&P 500). For the same period the Fund's Class A, C and D shares returned 19.31 percent, 18.54 percent and 19.60 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

Since its inception, the Fund has utilized a screening process that seeks to identify undervalued stocks that have a record of paying dividends and

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
LETTER TO THE SHAREHOLDERS February 28, 2001, continued


the potential for increasing dividends. During the period, this screening process led to overweightings in basic materials, capital goods, energy and utilities, which currently enjoy strong cash flows and attractive dividend yields. The Fund remained underweighted in high-technology stocks, which experienced severe volatility during the period.

Throughout the Fund's nearly 20-year history, the growth and value styles of investing have periodically rotated in and out of favor. In recent years, growth stocks have clearly dominated. During the period under review, however, the market witnessed a reversal in this trend as value stocks outperformed growth issues. This turnaround contributed positively to the Fund's performance.

While maintaining a commitment to its value-oriented methodology, the Fund has implemented several changes in response to the growing role that the Internet and e-commerce play in the global economy. Immediately prior to the start of the fiscal year, the Fund began to seek out traditional companies that have made serious commitments to e-commerce. We believe this added focus on "bricks and clicks" companies has and will continue to enable the Fund to participate more fully in the new economy while maintaining a diversified portfolio of dividend-paying stocks.

Portfolio holdings liquidated during the period included Abbott Laboratories, Armstrong World Industries, Brunswick, Burlington Resources, Conagra, Crown Cork & Seal, Fluor Corp., Gillette, Hercules, International Flavors and Fragrances, Lockheed Martin, May Department Stores, Raytheon, U.S. Tobacco, Albertsons, Goodyear Tire and Rubber, Xerox and Winn-Dixie Stores. A new portfolio position was initiated in Electronic Data Systems. Additionally, Unicom was acquired by Exelon Corp. and Associates First Capital by Citigroup Inc. At the end of the period, the Fund was invested in 74 equity issues spread among 37 different industry groups.

LOOKING AHEAD

With inflation seemingly poised to remain low in the face of continued weakness in the economy, we anticipate that there may be further interest-rate reductions by the Fed. As the Fund's fiscal year ended, there was a lively debate among economists on whether the economy was in a recession and what shape any ensuing economic recovery might take. Regardless of the outcome, we believe that the long-term outlook for the financial markets and the economy is favorable.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
LETTER TO THE SHAREHOLDERS February 28, 2001, continued

We appreciate your continuing support of Morgan Stanley Dean Witter Dividend Growth Securities Inc. and look forward to continuing to serve your investment needs.



Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                   /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
Chairman of the Board                        President

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FUND PERFORMANCE February 28, 2001


[CHART OMITTED]

February 28, 1991               10,000             10,000
February 29, 1992               11,882             11,602
February 28, 1993               12,967             12,838
February 28, 1994               14,262             13,904
February 28, 1995               14,726             14,927
February 29, 1996               19,145             20,101
February 28, 1997               23,235             25,360
February 28, 1998               29,996             34,233
February 28, 1999               32,273             40,990
February 29, 2000               28,242             45,798
February 28, 2001               33,461(3)          42,045



Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.

                          Average Annual Total Returns
--------------------------------------------------------------------------------
                        Class A Shares*
---------------------------------------------------------------
Period Ended 2/28/01
---------------------------
1 Year                         19.31%(1)        13.04%(2)
Since Inception (7/28/97)       6.66%(1)         5.07%(2)





                        Class B Shares**
---------------------------------------------------------------
Period Ended 2/28/01
----------------------
1 Year                         18.48%(1)        13.48%(2)
5 Years                        11.81%(1)        11.56%(2)
10 Years                       12.84%(1)        12.84%(2)

                        Class C Shares+
---------------------------------------------------------------
Period Ended 2/28/01
---------------------------
1 Year                         18.54%(1)        17.54%(2)
Since Inception (7/28/97)       5.89%(1)         5.89%(2)


                        Class D Shares++
---------------------------------------------------------------
Period Ended 2/28/01
---------------------------
1 Year                         19.60%(1)
Since Inception (7/28/97)       6.91%(1)


---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on February 28, 2001.
(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Portfolio of Investments February 28, 2001


    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -----------------
                    COMMON STOCKS (99.2%)
                    Aerospace & Defense (0.8%)
 2,500,000          Goodrich (B.F.) Co. (The) ..............   $  101,100,000
                                                               --------------
                    Aluminum (3.6%)
 3,750,000          Alcan, Inc. (Canada) ...................      138,337,500
 8,650,000          Alcoa, Inc. ............................      309,324,000
                                                               --------------
                                                                  447,661,500
                                                               --------------
                    Apparel/Footwear (0.7%)
 2,500,000          VF Corp. ...............................       90,225,000
                                                               --------------
                    Auto Parts: O.E.M. (2.7%)
 2,050,000          Dana Corp. .............................       34,706,500
 5,500,000          Delphi Automotive Systems Corp.                77,165,000
 2,050,000          Johnson Controls, Inc. .................      136,284,000
 2,250,000          TRW Inc. ...............................       87,840,000
                                                               --------------
                                                                  335,995,500
                                                               --------------
                    Beverages: Non-Alcoholic (3.3%)
 3,650,000          Coca-Cola Co. ..........................      193,559,500
 4,800,000          PepsiCo, Inc. ..........................      221,184,000
                                                               --------------
                                                                  414,743,500

                                                               --------------
                    Chemicals: Major Diversified (2.5%)
 4,575,000          Dow Chemical Co. (The) .................      150,105,750
 3,850,000          Du Pont (E.I.) de Nemours & Co.,
                    Inc. ...................................      168,206,500
                                                               --------------
                                                                  318,312,250
                                                               --------------
                    Computer Processing Hardware (2.5%)
 3,050,000          Hewlett-Packard Co. ....................       87,992,500
 2,250,000          International Business Machines
                    Corp. ..................................      224,775,000
                                                               --------------
                                                                  312,767,500
                                                               --------------
                    Department Stores (1.0%)
 3,200,000          Sears, Roebuck & Co. ...................      131,360,000
                                                               --------------
                    Discount Stores (2.7%)
 8,800,000          Target Corp. ...........................      343,200,000
                                                               --------------
                    Electric Utilities (5.8%)
   800,000          Dominion Resources, Inc. ...............       52,448,000
 3,500,000          Exelon Corp. ...........................      228,795,000
 2,350,000          FPL Group, Inc. ........................      152,867,500
 3,150,000          GPU, Inc. ..............................       97,618,500
 4,600,000          Reliant Energy, Inc. ...................      193,246,000
                                                               --------------
                                                                  724,975,000
                                                               --------------
                    Electronics/Appliances (0.9%)
 2,100,000          Whirlpool Corp. ........................      111,027,000
                                                               --------------



    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -----------------
                    Finance/Rental/Leasing (6.4%)
 3,500,000          Fannie Mae .............................   $  278,950,000
 4,050,000          Household International, Inc. ..........      234,576,000
 5,000,000          Providian Financial Corp. ..............      250,050,000
 2,100,000          Ryder System, Inc. .....................       43,092,000
                                                               --------------
                                                                  806,668,000
                                                               --------------
                    Financial Conglomerates (2.8%)
 2,750,000          Citigroup, Inc. ........................      135,245,000
 4,532,500          J.P. Morgan Chase & Co. ................      211,486,450
                                                               --------------
                                                                  346,731,450
                                                               --------------
                    Food Distributors (2.2%)
 3,600,000          Supervalu, Inc. ........................       50,508,000
 8,500,000          SYSCO Corp. ............................      231,710,000
                                                               --------------
                                                                  282,218,000
                                                               --------------
                    Food: Major Diversified (2.2%)
 2,900,000          Quaker Oats Company (The) ..............      282,808,000
                                                               --------------
                    Forest Products (1.1%)
 2,600,000          Weyerhaeuser Co. .......................      139,724,000
                                                               --------------
                    Household/Personal Care (5.3%)
 5,650,000          Avon Products, Inc. ....................      239,899,000
 2,625,000          Kimberly-Clark Corp. ...................      187,687,500
 3,450,000          Procter & Gamble Co. (The) .............      243,225,000
                                                               --------------
                                                                  670,811,500
                                                               --------------
                    Industrial Conglomerates (9.1%)
 5,100,000          General Electric Co. ...................      237,150,000
 3,650,000          Honeywell International, Inc. ..........      170,491,500
 1,800,000          Minnesota Mining &
                    Manufacturing Co. ......................      202,950,000
 4,300,000          Tyco International Ltd. (Bermuda)             234,995,000
 3,900,000          United Technologies Corp. ..............      303,849,000
                                                               --------------
                                                                1,149,435,500
                                                               --------------
                    Industrial Specialties (0.8%)
 2,000,000          PPG Industries, Inc. ...................      102,200,000
                                                               --------------
                    Information Technology Services (1.0%)
 1,950,000          Electronic Data Systems Corp. ..........      124,468,500
                                                               --------------
                    Integrated Oil (5.6%)
 4,450,000          BP Amoco PLC (ADR) (United
                    Kingdom) ...............................      220,720,000
 3,300,000          Exxon Mobil Corp. ......................      267,465,000
 3,700,000          Royal Dutch Petroleum Co. (ADR)
                    (Netherlands) ..........................      215,821,000
                                                               --------------
                                                                  704,006,000
                                                               --------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Portfolio of Investments February 28, 2001, continued


    NUMBER OF
      SHARES                                                           VALUE
-----------------                                               ----------------
                    Life/Health Insurance (3.7%)
 2,950,000          Aegon N.V. (ARS) (Netherlands) ..........   $  103,043,500
 2,400,000          Jefferson-Pilot Corp. ...................      162,024,000
 4,500,000          Lincoln National Corp. ..................      197,415,000
                                                                --------------
                                                                   462,482,500
                                                                --------------
                    Major Banks (3.3%)
 5,800,000          Bank of America Corp. ...................      289,710,000
 4,950,000          KeyCorp .................................      128,700,000
                                                                --------------
                                                                   418,410,000
                                                                --------------
                    Major Telecommunications (2.2%)
 5,600,000          Verizon Communications Inc. .............      277,200,000
                                                                --------------
                    Managed Health Care (0.4%)
 1,300,000          Aetna Inc. * ............................       48,399,000
                                                                --------------
                    Motor Vehicles (3.3%)
 2,150,000          DaimlerChrysler AG (Germany) ............      105,393,000
 6,500,000          Ford Motor Co. ..........................      180,765,000
 2,550,000          General Motors Corp. ....................      135,966,000
                                                                --------------
                                                                   422,124,000
                                                                --------------
                    Office Equipment/Supplies (1.2%)
 4,600,000          Pitney Bowes, Inc. ......................      156,630,000
                                                                --------------
                    Oil & Gas Pipelines (4.3%)
 4,300,000          El Paso Corp. ...........................      302,290,000
 3,550,000          Enron Corp. .............................      243,175,000
                                                                --------------
                                                                   545,465,000
                                                                --------------
                    Oil & Gas Production (1.0%)
 1,900,000          Kerr-McGee Corp. ........................      122,816,000
                                                                --------------
                    Oil Refining/Marketing (1.7%)
 2,500,000          Sunoco, Inc. ............................       83,100,000
 4,900,000          USX-Marathon Group ......................      135,338,000
                                                                --------------
                                                                   218,438,000
                                                                --------------
                    Other Metals/Minerals (0.5%)
 1,500,000          Phelps Dodge Corp. ......................       69,000,000
                                                                --------------
                    Pharmaceuticals: Major (8.0%)
 5,000,000          American Home Products Corp. ............      308,850,000
 4,550,000          Bristol-Myers Squibb Co. ................      288,515,500
 3,500,000          Pharmacia Corp. .........................      180,950,000
 5,700,000          Schering-Plough Corp. ...................      229,425,000
                                                                --------------
                                                                 1,007,740,500
                                                                --------------
                    Pulp & Paper (1.3%)
 2,300,000          International Paper Co. .................       86,618,000
 2,700,000          Mead Corp. ..............................       73,953,000
                                                                --------------
                                                                   160,571,000
                                                                --------------




    NUMBER OF
      SHARES                                                           VALUE
-----------------                                               ----------------
                    Railroads (1.8%)
 4,550,000          Burlington Northern Santa Fe
                    Corp. ...................................   $  136,545,500
 2,600,000          CSX Corp. ...............................       86,944,000
                                                                --------------
                                                                   223,489,500
                                                                --------------
                    Recreational Products (0.8%)
 2,150,000          Eastman Kodak Co. .......................       96,750,000
                                                                --------------
                    Semiconductors (0.7%)
 2,850,000          Intel Corp. .............................       81,403,125
                                                                --------------
                    Trucks/Construction/Farm
                    Machinery (2.0%)
 2,100,000          Caterpillar, Inc. .......................       87,360,000
 4,150,000          Deere & Co. .............................      168,905,000
                                                                --------------
                                                                   256,265,000
                                                                --------------
                    TOTAL COMMON STOCKS
                    (Cost $5,454,243,572)....................   12,507,621,825
                                                                --------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (0.5%)
              REPURCHASE AGREEMENT
$ 61,693      Joint repurchase agreement
              account 5.46% due 03/01/01
              (dated 02/28/01; proceeds
              $61,702,358) (a)
              (Cost $61,693,000) ..........        61,693,000
                                              ---------------



TOTAL INVESTMENTS
(Cost $5,515,936,572) (b).........       99.7%     12,569,314,825
OTHER ASSETS IN EXCESS OF
LIABILITIES ......................        0.3          36,007,425
                                        -----      --------------
NET ASSETS .......................      100.0%    $12,605,322,250
                                        =====     ===============

--------------------------------
ADR   American Depository Receipt.
ARS   American Registered Shares.
 *    Non-income producing security.
(a)   Collateralized by Federal Agency and U.S. Treasury Obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,266,338,805 and the aggregate gross unrealized depreciation is $212,960,552, resulting in net unrealized appreciation of $7,053,378,253.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001

ASSETS:

Investments in securities, at value
  (cost $5,515,936,572) ..................................................   $12,569,314,825
Cash .....................................................................            29,077
Receivable for:
   Dividends .............................................................        40,159,853
   Investments sold ......................................................        11,056,931
   Capital stock sold ....................................................         8,349,724
Prepaid expenses and other assets ........................................           155,252
                                                                             ---------------
   TOTAL ASSETS ..........................................................    12,629,065,662
                                                                             ---------------
LIABILITIES:
Payable for:
   Capital stock repurchased .............................................        10,722,688
   Plan of distribution fee ..............................................         8,829,806
   Investment management fee .............................................         3,724,267
Accrued expenses and other payables ......................................           466,651
                                                                             ---------------
   TOTAL LIABILITIES .....................................................        23,743,412
                                                                             ---------------
   NET ASSETS ............................................................   $12,605,322,250
                                                                             ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................................   $ 5,211,675,056
Net unrealized appreciation ..............................................     7,053,378,253
Accumulated undistributed net investment income ..........................        25,978,429
Accumulated undistributed net realized gain ..............................       314,290,512
                                                                             ---------------
   NET ASSETS ............................................................   $12,605,322,250
                                                                             ===============
CLASS A SHARES:
Net Assets ...............................................................   $   223,105,876
Shares Outstanding (500,000,000 shares authorized, $.01 par value) .......         4,246,621
   NET ASSET VALUE PER SHARE .............................................   $         52.54
                                                                             ===============
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) .......................            $55.45
                                                                                      ======
CLASS B SHARES:
Net Assets ...............................................................   $11,819,377,557
Shares Outstanding (500,000,000 shares authorized, $.01 par value) .......       224,981,159
   NET ASSET VALUE PER SHARE .............................................            $52.54
                                                                                      ======
CLASS C SHARES:
Net Assets ...............................................................   $   139,319,634
Shares Outstanding (500,000,000 shares authorized, $.01 par value) .......         2,656,880
   NET ASSET VALUE PER SHARE .............................................            $52.44
                                                                                      ======
CLASS D SHARES:
Net Assets ...............................................................   $   423,519,183
Shares Outstanding (500,000,000 shares authorized, $.01 par value) .......         8,053,707
   NET ASSET VALUE PER SHARE .............................................            $52.59
                                                                                      ======

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Statements, continued

STATEMENT OF OPERATIONS
For the year ended February 28, 2001


NET INVESTMENT INCOME:


INCOME
Dividends (net of $1,794,344 foreign withholding tax) .........   $  284,580,474
Interest ......................................................       18,748,268
                                                                  --------------
   TOTAL INCOME ...............................................      303,328,742
                                                                  --------------
EXPENSES
Plan of distribution fee (Class A shares) .....................          563,990
Plan of distribution fee (Class B shares) .....................      115,926,366
Plan of distribution fee (Class C shares) .....................        1,229,233
Investment management fee .....................................       49,611,710
Transfer agent fees and expenses ..............................       11,604,720
Shareholder reports and notices ...............................          629,968
Custodian fees ................................................          547,699
Registration fees .............................................          136,180
Professional fees .............................................           60,441
Directors' fees and expenses ..................................           17,831
Other .........................................................          112,000
                                                                  --------------
   TOTAL EXPENSES .............................................      180,440,138
                                                                  --------------
   NET INVESTMENT INCOME ......................................      122,888,604
                                                                  --------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .............................................    1,095,009,497
Net change in unrealized appreciation .........................    1,038,512,307
                                                                  --------------
   NET GAIN ...................................................    2,133,521,804
                                                                  --------------
NET INCREASE ..................................................   $2,256,410,408
                                                                  ==============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                              FOR THE YEAR         FOR THE YEAR
                                                                 ENDED                 ENDED
                                                           FEBRUARY 28, 2001     FEBRUARY 29, 2000
                                                          -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................   $   122,888,604       $   200,871,846
Net realized gain .....................................     1,095,009,497         1,061,810,935
Net change in unrealized appreciation .................     1,038,512,307        (3,276,574,204)
                                                          ---------------       ---------------
   NET INCREASE (DECREASE) ............................     2,256,410,408        (2,013,891,423)
                                                          ---------------       ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares .....................................        (3,811,483)           (4,193,005)
   Class B shares .....................................      (125,393,249)         (200,448,728)
   Class C shares .....................................        (1,284,013)           (1,483,355)
   Class D shares .....................................        (8,669,342)           (8,926,874)
Net realized gain
   Class A shares .....................................       (24,006,246)          (10,045,473)
   Class B shares .....................................    (1,304,698,292)         (665,653,684)
   Class C shares .....................................       (14,724,273)           (6,747,862)
   Class D shares .....................................       (47,997,084)          (18,321,098)
                                                          ---------------       ---------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..................    (1,530,583,982)         (915,820,079)
                                                          ---------------       ---------------
Net decrease from capital stock transactions ..........    (1,745,198,484)       (2,367,310,250)
                                                          ---------------       ---------------
   NET DECREASE .......................................    (1,019,372,058)       (5,297,021,752)
NET ASSETS:
Beginning of period ...................................    13,624,694,308        18,921,716,060
                                                          ---------------       ---------------
   END OF PERIOD
   (Including undistributed net investment income of
   $25,978,429 and $42,247,912, respectively) .........   $12,605,322,250       $13,624,694,308
                                                          ===============       ===============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Notes to Financial Statements February 28, 2001

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Notes to Financial Statements February 28, 2001, continued

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency Obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Notes to Financial Statements February 28, 2001, continued

exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $147,227,191 at February 28, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that the expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Notes to Financial Statements February 28, 2001, continued

broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.89%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $9,741, $15,730,311 and $65,973, respectively and received $343,208 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2001 aggregated $162,562,958, and $3,131,576,151, respectively.

For the year ended February 28, 2001, the Fund incurred $337,322 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended February 28, 2001, the Fund incurred brokerage commissions of $326,490 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended February 28, 2001 included in Directors' fees and expenses in the Statement of Operations amounted to $6,176. At February 28, 2001, the Fund had an accrued pension liability of $54,847, which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2001, the Fund had transfer agent fees and expenses payable of approximately $11,000.

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Notes to Financial Statements February 28, 2001, continued

5. CAPITAL STOCK

Transactions in capital stock were as follows:


                                                         FOR THE YEAR                        FOR THE YEAR
                                                             ENDED                               ENDED
                                                       FEBRUARY 28, 2001                   FEBRUARY 29, 2000
                                              ----------------------------------- -----------------------------------
                                                   SHARES            AMOUNT             SHARES            AMOUNT
                                              --------------- -------------------  --------------- -------------------
CLASS A SHARES
Sold ........................................     1,662,021    $     89,471,001        1,994,969    $    122,849,690
Reinvestment of dividends and distributions .       512,735          26,058,616          220,693          13,036,456
Redeemed ....................................    (2,211,764)       (118,317,736)      (1,709,414)       (101,555,287)
                                                 ----------    ----------------       ----------    ----------------
Net increase (decrease) - Class A ...........       (37,008)         (2,788,119)         506,248          34,330,859
                                                 ----------    ----------------       ----------    ----------------
CLASS B SHARES
Sold ........................................    13,483,982         722,519,888       25,790,072       1,605,655,514
Reinvestment of dividends and distributions .    25,894,695       1,316,843,155       13,531,215         802,060,686
Redeemed ....................................   (71,288,307)     (3,774,130,203)     (82,531,778)     (4,828,912,064)
                                                -----------    ----------------      -----------    ----------------
Net decrease - Class B ......................   (31,909,630)     (1,734,767,160)     (43,210,491)     (2,421,195,864)
                                                -----------    ----------------      -----------    ----------------
CLASS C SHARES
Sold ........................................       716,402          38,297,136        1,554,622          96,103,008
Reinvestment of dividends and distributions .       304,930          15,459,240          135,281           7,959,717
Redeemed ....................................    (1,076,714)        (56,895,169)      (1,383,770)        (81,095,212)
                                                -----------    ----------------      -----------    ----------------
Net increase (decrease) - Class C ...........       (55,382)         (3,138,793)         306,133          22,967,513
                                                -----------    ----------------      -----------    ----------------
CLASS D SHARES
Sold ........................................     2,553,934         137,249,092        2,262,533         134,440,506
Reinvestment of dividends and distributions .     1,075,757          54,738,885          446,610          26,500,428
Redeemed ....................................    (3,655,101)       (196,492,389)      (2,745,191)       (164,353,692)
                                                -----------    ----------------      -----------    ----------------
Net decrease - Class D ......................       (25,410)         (4,504,412)         (36,048)         (3,412,758)
                                                -----------    ----------------      -----------    ----------------
Net decrease in Fund ........................   (32,027,430)   $ (1,745,198,484)     (42,434,158)   $ (2,367,310,250)
                                                ===========    ================      ===========    ================

6. FEDERAL INCOME TAX STATUS

As of February 28, 2001 the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:


                                                                                                         FOR THE PERIOD
                                                              FOR THE YEAR ENDED FEBRUARY 28,           JULY 28, 1997*
                                                       -----------------------------------------------       THROUGH
                                                             2001           2000**          1999        FEBRUARY 28, 1998
                                                       ---------------- ------------- ---------------- ------------------
  CLASS A SHARES++

  SELECTED PER SHARE DATA:
  Net asset value, beginning of period ...............    $  50.11        $  60.22       $  58.39          $  53.43
                                                          --------        --------       --------          --------
  Income (loss) from investment operations:
   Net investment income .............................        0.84            0.94           1.05              0.66
   Net realized and unrealized gain (loss) ...........        8.35           (7.75)          3.58              5.22
                                                          --------        --------       --------          --------
  Total income (loss) from investment operations .....        9.19           (6.81)          4.63              5.88
                                                          --------        --------       --------          --------
  Less dividends and distributions from:
   Net investment income .............................       (0.92)          (0.99)         (1.02)            (0.67)
   Net realized gain .................................       (5.84)          (2.31)         (1.78)            (0.25)
                                                          --------        --------       --------          --------
  Total dividends and distributions ..................       (6.76)          (3.30)         (2.80)            (0.92)
                                                          --------        --------       --------          --------
  Net asset value, end of period .....................    $  52.54        $  50.11       $  60.22          $  58.39
                                                          ========        ========       ========          ========
  TOTAL RETURN+ ......................................       19.31%         (12.07)%         8.10%            11.15%(1)

  RATIOS TO AVERAGE NET ASSETS:
  Expenses ...........................................        0.73%(3)        0.67 %(3)      0.64%(3)          0.70%(2)
  Net investment income ..............................        1.57%(3)        1.52 %(3)      1.76%(3)          2.09%(2)

  SUPPLEMENTAL DATA:
  Net assets, end of period, in thousands ............    $223,106        $214,669       $227,457          $ 84,987
  Portfolio turnover rate ............................           1%              4%            13%                4%

-------------
 *  The date shares were first issued.
**  Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+   Does not reflect the deduction of sales charge.
    Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Highlights, continued

                                                       FOR THE YEAR ENDED FEBRUARY 28,
                                                     -----------------------------------
                                                           2001++           2000**++
                                                     ------------------ ----------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............     $   50.10           $     60.18
                                                         -----------         -----------
Income (loss) from investment operations:
 Net investment income .............................          0.47                 0.64
 Net realized and unrealized gain (loss) ...........          8.35                (7.73)
                                                         -----------         -----------
Total income (loss) from investment operations .....          8.82                (7.09)
                                                         -----------         -----------
Less dividends and distributions from:
 Net investment income .............................         (0.54)               (0.68)
 Net realized gain .................................         (5.84)               (2.31)
                                                         -----------         -----------
Total dividends and distributions ..................         (6.38)               (2.99)
                                                         -----------         -----------
Net asset value, end of period .....................     $   52.54           $     50.10
                                                         ===========         ===========
TOTAL RETURN+ ......................................         18.48%              (12.49)%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................          1.42%(1)             1.15 %(1)
Net investment income ..............................          0.88%(1)             1.04 %(1)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............   $11,819,378          $12,869,283
Portfolio turnover rate ............................             1%                   4 %

                                                              FOR THE YEAR ENDED FEBRUARY 28,
                                                    --------------------------------------------------
                                                           1999++           1998*++          1997
                                                     ------------------ --------------- ---------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............     $   58.36        $    46.60      $    39.65
                                                         -----------      ----------      ----------
Income (loss) from investment operations:
 Net investment income .............................          0.77              0.84            0.81
 Net realized and unrealized gain (loss) ...........          3.58             12.50            7.55
                                                         -----------      ----------      ----------
Total income (loss) from investment operations .....          4.35             13.34            8.36
                                                         -----------      ----------      ----------
Less dividends and distributions from:
 Net investment income .............................         (0.75)            (0.83)          (0.88)
 Net realized gain .................................         (1.78)            (0.75)          (0.53)
                                                         -----------      -----------     -----------
Total dividends and distributions ..................         (2.53)            (1.58)          (1.41)
                                                         -----------      -----------     -----------
Net asset value, end of period .....................     $   60.18        $    58.36      $    46.60
                                                         ===========      ===========     ===========
TOTAL RETURN+ ......................................          7.59%            29.10%          21.37%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................          1.11%(1)          1.14%           1.22%
Net investment income ..............................          1.29%(1)          1.61%           1.95%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............   $18,060,848       $16,989,453     $12,906,779
Portfolio turnover rate ............................            13%                4%              4%

--------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
**  Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Highlights, continued


                                                                                                           FOR THE PERIOD
                                                                 FOR THE YEAR ENDED FEBRUARY 28,           JULY 28, 1997*
                                                         -----------------------------------------------       THROUGH
                                                               2001           2000**          1999        FEBRUARY 28, 1998
                                                         ---------------- ------------- ---------------- ------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $  49.96        $ 60.02       $   58.28          $ 53.43
                                                            --------       --------       ---------          -------
Income (loss) from investment operations:
 Net investment income .................................        0.50           0.47            0.59             0.43
 Net realized and unrealized gain (loss) ...............        8.32          (7.70)           3.56             5.21
                                                            --------        --------       --------           -------
Total income (loss) from investment operations .........        8.82          (7.23)           4.15             5.64
                                                            --------        --------       --------           -------
Less dividends and distributions from:
 Net investment income .................................       (0.50)         (0.52)          (0.63)           (0.54)
 Net realized gain .....................................       (5.84)         (2.31)          (1.78)           (0.25)
                                                            --------        --------       --------           -------
Total dividends and distributions ......................       (6.34)         (2.83)          (2.41)           (0.79)
                                                            --------        --------       --------           -------
Net asset value, end of period .........................    $  52.44        $ 49.96       $  60.02           $ 58.28
                                                            ========        ========       ========           =======
TOTAL RETURN+ ..........................................       18.54%        (12.73)%          7.26%           10.68 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        1.37%(3)       1.43 %(3)       1.43%(3)         1.45%(2)
Net investment income ..................................        0.93%(3)       0.76 %(3)       0.97%(3)         1.37%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $139,320       $135,496        $144,425          $50,773
Portfolio turnover rate ................................           1%            4%              13%               4%

--------------
*   The date shares were first issued.
**  Year ended February 29.

++ The per share amounts were computed using an average number of shares outstanding during the period.
 +  Does not reflect the deduction of sales
    charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Financial Highlights, continued


                                                                                                           FOR THE PERIOD

                                                                 FOR THE YEAR ENDED FEBRUARY 28,           JULY 28, 1997*
                                                         -----------------------------------------------       THROUGH
                                                               2001           2000**          1999        FEBRUARY 28, 1998
                                                         ---------------- ------------- ---------------- ------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $  50.16        $ 60.26        $  58.43           $ 53.43
                                                            --------        -------        --------           -------
Income (loss) from investment operations:
 Net investment income .................................        0.97           1.09            1.17              0.76
 Net realized and unrealized gain (loss) ...............        8.35          (7.76)           3.59              5.20
                                                            --------        --------       --------           --------
Total income (loss) from investment operations .........        9.32          (6.67)           4.76              5.96
                                                            --------        --------       --------           --------
Less dividends and distributions from:
 Net investment income .................................       (1.05)         (1.12)          (1.15)            (0.71)
 Net realized gain .....................................       (5.84)         (2.31)          (1.78)            (0.25)
                                                            --------        --------       --------           --------
Total dividends and distributions ......................       (6.89)         (3.43)          (2.93)            (0.96)
                                                            --------        --------       --------           --------
Net asset value, end of period .........................    $  52.59        $ 50.16        $  60.26           $ 58.43
                                                            ========        ========       ========           ========
TOTAL RETURN+ ..........................................       19.60%        (11.85)%          8.33%            11.31%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        0.48%(3)       0.43 %(3)       0.43%(3)         0.45%(2)
Net investment income ..................................        1.82%(3)       1.76 %(3)       1.97%(3)         2.39%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $423,519       $405,246        $488,987         $365,068
Portfolio turnover rate ................................           1%             4 %            13%               4%

--------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class
    B to obtain the historical per share data and ratio information of their shares.
**  Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Dividend Growth Securities Inc.
Independent Auditors Report

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Dividend Growth Securities Inc. (the "Fund"), including the portfolio of investments, as of February 28, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 29, 2000 and the financial highlights for each of the respective stated periods ended February 29, 2000 were audited by other independent accountants whose report, dated April 14, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Dividend Growth Securities Inc. as of February 28, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 10, 2001

                      2001 FEDERAL TAX NOTICE (unaudited)

      During the fiscal year ended February 28, 2001, the Fund paid to its shareholders $5.84 per share from long-term capital gains. For such period, 100% of the income dividends paid qualified for the dividends received deduction available to corporations.

      Of the Fund's ordinary income dividends paid during the fiscal year, 3.18% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceeded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
DIVIDEND GROWTH
SECURITIES









[GRAPHIC OMITTED]






ANNUAL REPORT
FEBRUARY 28, 2001